BORROWINGS - Schedule of Composition of Borrowings (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 147,370,276	$ 64,680,498
Non-current borrowings	110,145,543	30,766,107
Current borrowings	37,224,733	33,914,391
In Foreign Currency
Disclosure of detailed information about borrowings [line items]
Total	111,358,993	33,888,039
In Local Currency
Disclosure of detailed information about borrowings [line items]
Total	$ 36,011,283	$ 30,792,459